Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standard Board ("FASB") issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of Accumulated Other Comprehensive Income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. Companies will continue to be required to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. During the deferral period, there is no requirement to separately present or disclose the reclassification adjustments into net income. For the period ended September 30, 2012, the Company did not have any reclassification adjustments for components of AOCI.
In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. Under this updated guidance, an entity will have the option to first assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is necessary. The update does not change how an entity performs the two-step impairment test under the current guidance. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of this updated guidance to have a significant impact on its financial statements.